JAK SOLAR ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
SCHEDULE OF SHARE-BASED PAYMENT AWARD ASSUMPTIONS

The following significant assumptions were used in the lattice model as of the acquisition date, December 31, 2025:

Assumption	Value Used
Stock price (ordinary share closing price, December 31, 2025)	$1.6800
Stated value per Preferred Share	$1.0000
Fixed price / Initial conversion price	$2.0160
Floor Price	$0.3360
Expected volatility (1-year / 2-year / 3-year)	148.9% / 127.3% / 135.9%
Risk-free interest rate (1-year / 2-year / 3-year)	3.42% / 3.41% / 3.49%
Expected term (years)	2 years (primary) / 1 - 3 year range
Expected dividend yield	0%
Average VWAP discount	6.03%
Discount for lack of marketability (DLOM)	30.83%
Fair value per Preferred Share	$1.0413
Number of Preferred Shares issued	5,500,000
Total fair value of consideration transferred	$5,727,021

SCHEDULE OF PRELIMINARY PURCHASE PRICE ALLOCATION TO TOTAL ASSETS ACQUIRED AND LIABILITIES

Fair Value
Cash	$6,853
Loans receivable	1,194,485
Loan set up costs, net of unamortized costs	36,863
Loan interest receivable	1,645
Total assets acquired	$1,239,846
Liabilities assumed	-
Net identifiable assets acquired	$1,239,846
Goodwill	4,487,175
Total consideration	$5,727,021

SCHEDULE OF BUSINESS COMBINATION, PRO FORMA INFORMATION	Supplemental Pro Forma Information
	Years Ended December 31,
	2025	2024
Revenue	$13,145,921	$13,835,787
Net loss	(7,863,387)	(5,567,831)
Net loss per share, basic and diluted	$(13.88)	$(6.10)